Basis of Presentation Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Successor Company	Predecessor Company
	Period from September 1, 2019 through September 30,	Period from January 1, 2019 through August 31,	Nine Months Ended September 30,
	2019	2019	2018
State taxes paid, net	$—	$2,637	2,710
Interest paid	7,238	72,710	95,889
Accrued capital expenditures	1,471	1,405	882